Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Schedule of Short-Term Investments

Short-term investments is as follows:

	June 30, 2020	December 31, 2019
Loan investment funds	376,538	407,928
Certificate of Bank Deposits (a)	270,870	21,327
Treasury bills	377,033	374,690
Government bonds (LFT)	1,486,999	221,900
Dynamo Beauty Ventures Ltd. Fund	11,326	7,402
Restricted cash	58,764	-
	2,581,530	1,033,247

Current	2,570,204	1,025,845
Non-current	11,326	7,402

(a)     As of June 30, 2020, the CDBs classified as short-term investments are remunerated at an average rate of 103.8% of CDI (106.9% of CDI as of December 31, 2019). The balance on 30 June 2020, related to the “Crer para Ver” line within the exclusive fund is R$ 35,423 (R$ 38,018 on December 31, 2019).

Schedule of Detailed Information About Investment Portfolio

Breakdown of the exclusive fund portfolio on June 30, 2020 and December 31, 2019 is as follows:

	June 30, 2020	December 31, 2019
Certificates of deposit	270,870	21,327
Repurchase agreements	1,181,116	1,192,101
Treasury bills	377,033	374,690
Government bonds (LFT)	1,486,999	221,900
	3,316,018	1,810,018